Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and equivalents	$ 9,489
Accounts receivable	7,890
Receivable due from disposal of discontinued operations	700,000	300,000
Other receivables	197,294
Security deposit	2,000
Total current assets	916,673	300,000
NONCURRENT ASSETS
Security deposit		52,545
Right-of-use assets, net	1,178,577	1,427,918
Property and equipment, net		3,688
Intangible assets, net	450	567
Total non-current assets	1,179,027	1,484,718
Assets classified as held for sale		973,862
TOTAL ASSETS	2,095,700	2,758,580
CURRENT LIABILITIES
Bank overdraft		9,436
Accounts payable	59,620	12,453
Customer deposit	14,090
Accrued liabilities and other payables	336,664	137,700
Accrued interest on government loans	2,342	2,377
Operating lease liabilities	721,360	495,217
Government loans payable - current portion	1,331	4,596
Loan from shareholders	1,973,877	1,788,677
Total current liabilities	3,109,284	2,450,456
NONCURRENT LIABILITIES
Operating lease liabilities	672,677	938,409
Government loans payable	55,773	53,120
Total non-current liabilities	728,450	991,529
Liabilities classified as held for sale		976,889
TOTAL LIABILITIES	3,837,734	4,418,874
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ DEFICIT
Preferred stock $0.0001 par value; authorized shares 10,000,000, no shares issued and outstanding as of June 30, 2024 and December 31, 2023
Common stock $0.0001 par value; authorized shares 100,000,000; issued and outstanding shares 38,009,000 as of June 30, 2024 and December 31, 2023	3,801	3,801
Additional paid in capital	7,476,379	7,476,379
Accumulated deficit	(9,222,214)	(9,140,474)
TOTAL STOCKHOLDERS’ DEFICIT	(1,742,034)	(1,660,294)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 2,095,700	$ 2,758,580